PIMCO REALPATH Blend 2060 Fund Expense Example, No Redemption - PIMCO REALPATH Blend 2060 Fund - A	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 607
Expense Example, No Redemption, 3 Years	729
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	$ 1,247